Jun. 11, 2021
U.S. Global Jets ETF
U.S. Global Jets ETF
U.S. Global Jets ETF (JETS)
(the “Fund”)
June 11, 2021
Supplement to the Summary Prospectus
dated April 30, 2021
Effective beginning with the June 2021 rebalance and reconstitution of the Fund’s underlying index, the Index will be composed of the exchange-listed common stock (or depositary receipts) of U.S. and international passenger airlines, aircraft manufacturers, airports, terminal services companies, and airline-related internet media and services companies (e.g., websites for purchasing airline tickets), each as determined by independent industry listings (collectively, “Airline Companies”).
Effective beginning with the June 2021 rebalance and reconstitution of the Fund’s underlying index, the section entitled “Principal Investment Strategy – U.S. Global Jets Index” is revised to read as follows:
U.S. Global Jets Index
The Index tracks the performance of Airline Companies across the globe with an emphasis on domestic passenger airlines. The universe of Airline Companies is screened for investibility (e.g., must be listed on a securities exchange), a minimum market capitalization of $100 million, and liquidity (minimum average daily value traded). U.S. Global Investors, Inc., the Fund’s investment adviser (the “Adviser”), generally expects the Index to include 50 Airline Companies. The Index is rebalanced and reconstituted quarterly in March, June, September, and December.
At the time of each reconstitution of the Index, each of the four largest U.S. passenger airline companies, as measured primarily by their market capitalization, average dollar value traded, and, to a lesser extent, their passenger load factor, receives a 10 percent weighting allocation of the Index. Each of the next eight largest U.S. or Canadian passenger airline companies receives a 3 percent weighting allocation of the Index.
The remaining Airline Companies meeting the Index criteria are then scored based on multiple fundamental factors. Their score is primarily driven by their cash flow return on invested capital (CFROIC) and average dollar value traded with additional inputs based on sales per share growth, gross margins, and sales yield. Each of the eight U.S. or Canadian companies with the highest composite scores receives a 2 percent weighting allocation of the Index, each of the 10 non-U.S. companies with the next highest composite scores receives a 1 percent weighting allocation of the Index, and each of the 20 non-U.S. companies with the next highest composite scores receives a 0.5 percent weighting allocation of the Index.
The Index was developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser, in 2015 in anticipation of the commencement of operations of the Fund and is constructed using an objective, rules-based methodology.
The Index calculation agent is Indxx, LLC, which is not affiliated with the Fund, the Adviser, the Index Provider, or the Fund’s distributor. The Index calculation agent provides information to the Fund about the constituents of the Index and does not provide investment advice with respect to the desirability of investing in, purchasing or selling securities.
The following supplements the “Airline Companies Risk” on pages 2–3 of the Summary Prospectus:
Airline Companies operating airline-related internet media and services face intense competition, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources, or personnel, and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Companies operating websites and other media may be heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect the profitability of these companies.
Please retain this Supplement with your Summary Prospectus for future reference.